Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Buildings Minimum	Dec. 31, 2012 Buildings Maximum	Dec. 31, 2012 Machinery, equipment and furniture Minimum	Dec. 31, 2012 Machinery, equipment and furniture Maximum	Dec. 31, 2012 Amortizable Period, Option 1	Dec. 31, 2012 Amortizable Period, Option 2	Dec. 31, 2012 Amortizable Period, Option 3	Dec. 31, 2012 Amortizable Period, Option 4	Dec. 31, 2012 Indefinite Live Asset Changed To Amortizable Asset	Jun. 30, 2012 Indefinite Live Asset Changed To Amortizable Asset
Accounting Policies [Line Items]
Property, plant and equipment, useful life				40 years	50 years	3 years	10 years
Estimated average remaining useful life								10 years	15 years	23 years	30 years	30 years
Finite-Lived Intangible Assets, Gross	$ 245.0	$ 94.5											$ 21.4
Research and Development Expense	20.8	20.5	24.0
Advertising Expense	$ 125.7	$ 98.1	$ 92.9